UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [_];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Bellatore Financial, Inc.
            -----------------------------------------
Address:    333 W. San Carlos Street, Suite 1200
            -----------------------------------------
            San Jose, CA 95110
            -----------------------------------------

Form 13F File Number:   28-
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Al Steele
            ---------------------------
Title:      Chief Executive Officer
            ---------------------------
Phone:      408-998-7700
            ---------------------------

Signature, Place, and Date of Signing:

            /s/ Al Steele                  San Jose, CA             2-12-2009
      ---------------------------   --------------------------   --------------
            [Signature]                    [City, State]              [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-                           Advisor Partners, LLC
   -----------------          ----------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  14
                                         ------------

Form 13F Information Table Value Total:  33,924.82
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                               TITLE OF              VALUE        SHARES    SH/       PUT/  INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER        CLASS     CUSIP     (X $1000)     PRN AMT    PRN       CALL  DSCRETN   MANAGERS      SOLE SHARED NONE
LB Aggregate Bond              Common    G0116S102  $7,443.77     73344.830                   SOLE                              NONE
SPDR Lehman International
  Treas                        Common    78464A516  $1,491.30     29019.230                   SOLE                              NONE
MSCI Emerging Markets          Common    464287234   $ 288.74     12652.890                   SOLE                              NONE
MSCI EAFE                      Common    4642874765 $4,074.87    104296.600                   SOLE                              NONE
S&P Midcap 400 Value           Common    464287705  $1,282.34     26532.740                   SOLE                              NONE
S&P Midcap 400 Growth          Common    464287606  $1,993.68     37292.850                   SOLE                              NONE
iShares Russell 1000 Growth    Common    464287614  $3,309.24     91664.130                   SOLE                              NONE
Russell 2000 Value             Common    464287630  $1,304.63     29998.390                   SOLE                              NONE
PwrShrs Emerging Mkt Debt      Common    73936T573  $1,435.46     65998.000                   SOLE                              NONE
PowerShares FTSE RAFI 1500     Common    73935X567  $1,495.17     50994.940                   SOLE                              NONE
S&P 500 equal weight           Common    78355W106  $4,275.14    162491.200                   SOLE                              NONE
SPDR S&P 500                   Common    78462F103  $2,759.20     32634.000                   SOLE                              NONE
SPDR Municipal Bond ETF        Common    78464A458  $1,006.04     45896.000                   SOLE                              NONE
Vanguard FTSE World Ex-US      Common    922042775  $1,451.69     51224.000                   SOLE                              NONE
Tech Select Sector SPDR        Common    81369Y803    $313.56     20724.360                   SOLE                              NONE